CONSOLIDATED STATEMENT OF OTHER COMPREHENSIVE INCOME - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of comprehensive income [abstract]
Net Income for the Year	$ 48,639,409	$ 60,569,787	$ 75,011,888
Items of Other Comprehensive Income (OCI) that may be Reclassified to Profit or Loss for the Year
Exchange difference from translation of financial statements	186,860	(7,779)	467
Income or Loss from Financial Instruments at Fair Value through OCI (Item 4.1.2a, IFRS 9)	(1,129,353)	169,845	(538,555)
Income / (Loss) for the Year from Financial Instruments at Fair Value with Changes through OCI	(1,062,135)	243,938	(932,324)
Income tax	(67,218)	(74,093)	393,769
Other Comprehensive (Loss) / Income	(18,034)	0	(16,718)
Other Comprehensive (Loss) / Income	(22,348)	0	(50,634)
Income tax	4,314	0	33,916
Total Other Comprehensive Income / (Loss) that may be Reclassified to Profit or Loss for the Year	(960,527)	162,066	(554,806)
Total Other Comprehensive Income / (Loss)	(960,527)	162,066	(554,806)
Total Comprehensive Income	47,678,882	60,731,853	74,457,082
Total Comprehensive Income Attributable to Parent company´s owners	47,678,873	60,731,853	73,454,146
Total Comprehensive Income Attributable to Non-controlling Interests	$ 9	$ 0	$ 1,002,936